Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
US$ against RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	7.0176	7.2203	7.296
Average rate	7.2023	7.1671	7.1287
US$ against EUR [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	0.8973	0.9267	0.9448
Average rate	0.9194	0.9218	0.9186
US$ against HK$ [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	7.7693	7.8259	7.8308
Average rate	7.8084	7.8246	7.8317
US$ against RSD [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	107.54			[1]
Average rate	105			[1]

[1]	There is no RSD transaction during the periods presented.